Cover Page	3 Months Ended
Mar. 31, 2023
Document Information [Line Items]
Document Type	S-4
Amendment Flag	false
Entity Central Index Key	0001932393
Entity Registrant Name	GE HealthCare Technologies Inc.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	88-2515116
Entity Address, Address Line One	500 W. Monroe Street
Entity Address, Postal Zip Code	60661
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
City Area Code	833
Local Phone Number	735-1139
Entity Emerging Growth Company	false
Entity Filer Category	Non-accelerated Filer
Entity Small Business	false
Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	Frank R. Jimenez, Esq.
Entity Address, Address Line One	500 W. Monroe Street
Entity Address, Postal Zip Code	60661
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
City Area Code	833
Local Phone Number	735-1139